Components of Debt, Descriptions (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Line of Credit Facility [Line Items]
Debt instrument, interest rate	0.25%	0.25%
0.25% Convertible Senior Note Due 2022
Line of Credit Facility [Line Items]
Debt instrument, interest rate	0.25%	0.25%
London Interbank Offered Rate (LIBOR) | Term Loans
Line of Credit Facility [Line Items]
Debt instrument, rate added on variable rate	1.75%	1.75%
London Interbank Offered Rate (LIBOR) | Line of credit
Line of Credit Facility [Line Items]
Debt instrument, rate added on variable rate	1.75%	1.75%
London Interbank Offered Rate (LIBOR) | Yen denominated line of credit
Line of Credit Facility [Line Items]
Debt instrument, rate added on variable rate	1.75%	1.75%